Consolidated Statements of Comprehensive Income/(Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 598,399,000	$ 600,672,000	$ 733,872,000
Cost of revenues	165,833,000	145,757,000	191,573,000
Brand advertising [Member]
Revenues	73,465,000	88,689,000	103,233,000
Cost of revenues	66,579,000	71,103,000	86,642,000
Brand advertising [Member] | Related Party [Member]
Revenues	76,000	208,000	139,000
Cost of revenues	14,000	218,000	0
Others [Member]
Revenues	22,545,000	32,286,000	45,215,000
Cost of revenues	10,759,000	9,625,000	13,930,000
Others [Member] | Related Party [Member]
Revenues	$ 2,599,000	$ 3,737,000	$ 3,758,000